LEASE - Total leases - Summary (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases
Short-term	$ 44,765
Long-term	33,794
Total lease liabilities	78,559
Operating lease liabilities, current	18,767
Operating lease liabilities, noncurrent	20,718
Total operating lease liabilities	39,485
Finance lease liabilities, current	25,998
Finance lease liabilities, noncurrent	13,076
Total Finance lease liabilities	$ 39,074